Investments - Summary of Investments by Type (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale
Financial assets available for sale	€ 69,730	€ 82,912
Held-to-maturity
Held to maturity investments	9,343	8,751
Investment securities	79,073	91,663	€ 94,826
Equity securities [member]
Available-for-sale
Financial assets available for sale	3,983	4,024
Shares in third party managed structured entities [member] | Equity securities [member]
Available-for-sale
Financial assets available for sale	168	170
Other equity securities [member] | Equity securities [member]
Available-for-sale
Financial assets available for sale	3,815	3,854
Debt securities [member]
Available-for-sale
Financial assets available for sale	65,747	78,888
Held-to-maturity
Held to maturity investments	€ 9,343	€ 8,751